DOCUMENT AND ENTITY INFORMATION	Jul. 13, 2022
Document And Entity Information [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 13, 2022
Entity Registrant Name	Orchid Island Capital, Inc.
Entity Central Index Key	0001518621
Entity Emerging Growth Company	false
Trading Symbol	ORC
Security Exchange Name	NYSE
Security 12(b) Title	Common Stock, par value $0.01 per share
City Area Code	772
Local Phone Number	231-1400
Entity Address Line 1	3305 Flamingo Drive
Entity Address City or Town	Vero Beach
Entity Address State or Province	FL
Entity Postal Zip Code	32963
Entity Incorporation, State Country Name	MD
Entity File Number	001-35236
Entity Tax ID Number	27-3269228
PreCommencementIssuerTenderOffer	false
PreCommencementTenderOffe	false
SolicitingMaterial	false
WrittenCommunications	false
AmendmentDescription	This Current Report on Form 8-K/A (the “Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed by Orchid Island Capital, Inc. (the “Company”) on July 14, 2022 (the “Original 8-K”) reporting, among other things, the dividend declared by the Company’s board of directors for the month of July 2022 (the “July Dividend”). The Original 8-K incorrectly stated the amount of the July Dividend as $0.035 per share of the Company’s common stock, par value $0.01 per share (the “Common Stock”). The July Dividend is in fact $0.045 per share of Common Stock. Except as amended by this Amendment, all information set forth in the Original 8-K and corresponding exhibits remains unchanged.